Note 13 - Financial Instruments (Tables)	3 Months Ended
Mar. 31, 2020
Statement Line Items [Line Items]
Disclosure of detailed information about financial instruments [text block]
	March 31, 2020	March 31, 2019
	USD	USD
Cash	132,784	12,984
Accounts receivable	639,087	699,419
Accounts payable	45,794	66,249